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ALPHACENTRIC SYMMETRY STRATEGY FUND (SYMAX, SYMCX, SYMIX)
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2024

Shares		Fair Value
	COMMON STOCKS — 28.3%
	AEROSPACE & DEFENSE - 0.2%
387	Howmet Aerospace, Inc.	$ 42,326
179	Woodward, Inc.	29,789
		72,115
	ASSET MANAGEMENT - 0.2%
586	KKR & Company, Inc.	86,675

	AUTOMOTIVE - 0.4%
7,585	Ford Motor Company	75,092
1,873	General Motors Company	99,774
		174,866
	BANKING - 1.4%
39	First Citizens BancShares, Inc., Class A	82,408
1,696	JPMorgan Chase & Company	406,548
1,738	Wells Fargo & Company	122,077
		611,033
	CABLE & SATELLITE - 0.3%
213	Charter Communications, Inc., Class A(a)	73,010
1,910	Comcast Corporation, Class A	71,682
		144,692
	CHEMICALS - 0.1%
563	Celanese Corporation	38,965

	COMMERCIAL SUPPORT SERVICES - 1.4%
986	Cintas Corporation	180,142
1,967	Republic Services, Inc.	395,721
		575,863
	E-COMMERCE DISCRETIONARY - 0.1%
18	MercadoLibre, Inc.(a)	30,608

	ELECTRICAL EQUIPMENT - 0.7%
2,579	Amphenol Corporation, Class A	179,111
1,167	Vertiv Holdings Company	132,583
		311,694

ALPHACENTRIC SYMMETRY STRATEGY FUND (SYMAX, SYMCX, SYMIX)
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

Shares		Fair Value
	COMMON STOCKS — 28.3% (Continued)
	ENGINEERING & CONSTRUCTION - 0.4%
214	Comfort Systems USA, Inc.	$ 90,749
172	EMCOR Group, Inc.	78,071
		168,820
	ENTERTAINMENT CONTENT - 0.8%
833	AppLovin Corporation, Class A(a)	269,750
4,540	Warner Bros Discovery, Inc.(a)	47,988
		317,738
	HEALTH CARE FACILITIES & SERVICES - 1.8%
564	Cardinal Health, Inc.	66,704
1,323	DaVita, Inc.(a)	197,855
304	HCA Healthcare, Inc.	91,246
286	McKesson Corporation	162,994
1,213	Tenet Healthcare Corporation(a)	153,117
455	Universal Health Services, Inc., Class B	81,636
		753,552
	HOME CONSTRUCTION - 0.6%
557	Lennar Corporation, Class A	75,958
1,583	PulteGroup, Inc.	172,389
		248,347
	INDUSTRIAL SUPPORT SERVICES - 0.3%
159	United Rentals, Inc.	112,006

	INSTITUTIONAL FINANCIAL SERVICES - 1.2%
1,637	Bank of New York Mellon Corporation (The)	125,771
963	Cboe Global Markets, Inc.	188,170
837	CME Group, Inc.	194,376
		508,317
	INSURANCE - 6.3%
402	Allstate Corporation (The)	77,502
1,136	American International Group, Inc.	82,701
3,406	Arch Capital Group Ltd.	314,544
711	Arthur J Gallagher & Company	201,817
963	Assurant, Inc.	205,331
1,863	Brown & Brown, Inc.	190,063

ALPHACENTRIC SYMMETRY STRATEGY FUND (SYMAX, SYMCX, SYMIX)
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

Shares		Fair Value
	COMMON STOCKS — 28.3% (Continued)
	INSURANCE - 6.3% (Continued)
321	Chubb Ltd.	$ 88,692
590	Everest Re Group Ltd.	213,851
4,199	Hartford Financial Services Group, Inc. (The)	459,371
4,757	Loews Corporation	402,870
1,237	MetLife, Inc.	101,286
309	Progressive Corporation (The)	74,039
575	Prudential Financial, Inc.	68,155
322	Reinsurance Group of America, Inc.	68,789
1,601	W R Berkley Corporation	93,691
		2,642,702
	INTERNET MEDIA & SERVICES - 0.1%
274	DoorDash, Inc., Class A(a)	45,964

	LEISURE FACILITIES & SERVICES - 1.5%
6,932	Carnival Corporation(a)	172,745
3,259	DraftKings, Inc., Class A(a)	121,235
1,291	MGM Resorts International(a)	44,733
2,734	Norwegian Cruise Line Holdings Ltd.(a)	70,346
877	Royal Caribbean Cruises LTD.	202,316
		611,375
	METALS & MINING - 0.5%
22,336	Kinross Gold Corporation	207,055

	OIL & GAS PRODUCERS - 0.9%
456	Diamondback Energy, Inc.	74,706
12,857	Permian Resources Corporation	184,884
731	Targa Resources Corporation	130,484
		390,074
	OIL & GAS SERVICES & EQUIPMENT - 0.4%
5,415	TechnipFMC plc	156,710

	RETAIL - CONSUMER STAPLES - 1.1%
485	Costco Wholesale Corporation	444,391

ALPHACENTRIC SYMMETRY STRATEGY FUND (SYMAX, SYMCX, SYMIX)
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

Shares		Fair Value
	COMMON STOCKS — 28.3% (Continued)
	RETAIL - DISCRETIONARY - 0.6%
281	Burlington Stores, Inc.(a)	$ 80,102
1,571	TJX Companies, Inc. (The)	189,792
		269,894
	SEMICONDUCTORS - 0.4%
221	Broadcom, Inc.	51,237
835	NVIDIA Corporation	112,132
		163,369
	SOFTWARE - 0.9%
84	Crowdstrike Holdings, Inc., Class A(a)	28,741
227	Datadog, Inc., Class A(a)	32,436
166	Duolingo, Inc.(a)	53,822
288	Elastic N.V.(a)	28,535
50	HubSpot, Inc.(a)	34,839
318	Roper Technologies, Inc.	165,313
140	Snowflake, Inc., Class A(a)	21,617
126	Zscaler, Inc.(a)	22,732
		388,035
	SPECIALTY FINANCE - 0.9%
5,766	Synchrony Financial	374,790

	TECHNOLOGY HARDWARE - 0.1%
472	Arista Networks Inc(a)	52,170
421	Super Micro Computer, Inc.(a)	12,832
		65,002
	TECHNOLOGY SERVICES - 1.0%
904	Broadridge Financial Solutions, Inc.	204,385
671	Visa, Inc., Class A	212,063
		416,448
	TELECOMMUNICATIONS - 0.5%
939	T-Mobile US, Inc.	207,265

	TRANSPORTATION & LOGISTICS - 2.1%
6,303	Delta Air Lines, Inc.	381,332
908	GXO Logistics, Inc.(a)	39,498

ALPHACENTRIC SYMMETRY STRATEGY FUND (SYMAX, SYMCX, SYMIX)
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

Shares		Fair Value
	COMMON STOCKS — 28.3% (Continued)
	TRANSPORTATION & LOGISTICS - 2.1% (Continued)
4,793	United Airlines Holdings, Inc.(a)	$ 465,400
		886,230
	TRANSPORTATION EQUIPMENT - 0.6%
2,530	PACCAR, Inc.	263,171

	WHOLESALE - DISCRETIONARY - 0.5%
3,596	Copart, Inc.(a)	206,374

	TOTAL COMMON STOCKS (Cost $9,740,655)	11,894,140

	EXCHANGE-TRADED FUNDS — 34.3%
	EQUITY - 16.0%
840	Global X MSCI Greece ETF	32,584
16,573	Invesco S&P 500 BuyWrite ETF	390,626
22,102	Invesco S&P 500 Pure Value ETF	1,993,821
4,412	iShares China Large-Cap ETF	134,301
8,685	iShares Mortgage Real Estate ETF	185,425
6,746	iShares MSCI Australia ETF	160,960
805	iShares MSCI Austria ETF	16,879
3,684	iShares MSCI Germany ETF	117,225
1,279	iShares MSCI India ETF	67,327
2,025	iShares MSCI Italy ETF	72,839
5,434	iShares MSCI Malaysia ETF	133,296
3,136	iShares MSCI Peru and Global Exposure ETF	124,223
2,818	iShares MSCI South Africa ETF	118,102
1,211	iShares MSCI Spain ETF	37,602
2,516	iShares MSCI Taiwan ETF	130,228
1,707	iShares MSCI Thailand ETF	103,171
1,423	iShares MSCI United Kingdom ETF	48,240
10,710	iShares Russell 1000 Value ETF	1,982,742
3,093	JPMorgan BetaBuilders Japan ETF	169,775
4,479	SPDR S&P International Dividend ETF	156,586
2,858	Vanguard High Dividend Yield ETF	364,652

ALPHACENTRIC SYMMETRY STRATEGY FUND (SYMAX, SYMCX, SYMIX)
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

Shares				Fair Value
	EXCHANGE-TRADED FUNDS — 34.3% (Continued)
	EQUITY - 16.0% (Continued)
1,962	Vanguard Real Estate ETF			$ 174,775
				6,715,379
	FIXED INCOME - 18.3%
6,224	FlexShares High Yield Value-Scored Bond Index Fund			253,192
18,245	Invesco Senior Loan ETF			384,422
5,963	iShares 0-5 Year High Yield Corporate Bond ETF			254,083
29,172	iShares 1-3 Year Treasury Bond ETF			2,391,520
2,057	iShares 1-5 Year Investment Grade Corporate Bond			106,347
11,636	iShares 3-7 Year Treasury Bond ETF			1,344,540
3,409	iShares 7-10 Year Treasury Bond ETF			315,162
9,443	iShares Fallen Angels USD Bond ETF			252,223
971	iShares iBoxx $ Investment Grade Corporate Bond ETF			103,742
9,956	iShares J.P. Morgan EM High Yield Bond ETF			378,129
4,208	iShares J.P. Morgan USD Emerging Markets Bond ETF			374,680
988	iShares National Muni Bond ETF			105,271
11,744	iShares Preferred and Income Securities ETF			369,231
5,736	iShares US & Intl High Yield Corp Bond ETF			252,759
4,060	Schwab US TIPS ETF			104,870
4,713	SPDR Bloomberg Convertible Securities ETF			367,096
2,650	SPDR Bloomberg High Yield Bond ETF			252,996
3,485	SPDR Bloomberg Investment Grade Floating Rate ETF			107,094
				7,717,357

	TOTAL EXCHANGE-TRADED FUNDS (Cost $14,351,871)			14,432,736

Principal Amount ($)		Yield Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 16.6%
	U.S. TREASURY BILLS — 16.6%
1,500,000	United States Treasury Bill(b)	0.0000	01/02/25	1,500,000
1,500,000	United States Treasury Bill(b)	3.7600	01/16/25	1,497,534
2,000,000	United States Treasury Bill(b)	4.0100	01/30/25	1,993,431
2,000,000	United States Treasury Bill(b)	4.1500	02/27/25	1,986,887
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $6,976,779)			6,977,852

ALPHACENTRIC SYMMETRY STRATEGY FUND (SYMAX, SYMCX, SYMIX)
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

Shares				Fair Value
	SHORT-TERM INVESTMENT - 12.4%
	MONEY MARKET FUND - 12.4%
5,201,716	First American Treasury Obligations Fund, Class X, 4.38%(c) (e) (Cost $5,201,716)			$ 5,201,716

	TOTAL INVESTMENTS - 91.6% (Cost $36,271,021)			$ 38,506,444
	OTHER ASSETS IN EXCESS OF LIABILITIES - 8.4%			3,515,837
	NET ASSETS - 100.0%			$ 42,022,281

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(d)	Value and Unrealized Appreciation (Depreciation)
26	3 Month Euro Euribor Future	03/17/2025	$ 6,580,804	$ 46,679
26	3 Month Euro Euribor Future	06/16/2025	6,596,965	31,142
26	3 Month Euro Euribor Future	09/15/2025	6,603,362	49,137
25	3 Month Euro Euribor Future	12/15/2025	6,351,329	19,315
25	3 Month Euro Euribor Future	03/16/2026	6,350,034	17,387
25	3 Month Euro Euribor Future	06/15/2026	6,346,796	33,319
25	3 Month Euro Euribor Future	09/14/2026	6,343,559	(929)
38	3-Month CORRA Futures	03/17/2025	6,416,856	28,649
37	3-Month CORRA Futures	06/17/2025	6,258,929	15,190
38	3-Month CORRA Futures	09/17/2025	6,431,724	59,831
37	3-Month CORRA Futures	12/15/2025	6,264,398	33,632
38	3-Month CORRA Futures	03/17/2026	6,434,037	29,199
38	3-Month CORRA Futures	06/16/2026	6,434,697	40,098
39	3-Month CORRA Futures (f)	12/16/2026	6,605,049	148
2	Carbon Emissions Future(e)	12/16/2025	151,248	9,352
1	CME E Mini Consumer Discretionary Select Sector	03/24/2025	228,850	(15,880)
2	CME E Mini Consumer Staples Select Sector Futures	03/24/2025	160,180	(5,500)
1	CME E Mini Financial Select Sector Futures	03/24/2025	150,300	(2,523)
1	CME E Mini Industrial Select Sector Futures	03/24/2025	134,070	(4,470)
1	CME E Mini Technology Select Sector Futures	03/24/2025	236,560	(8,249)
2	CME E Mini Utilities Select Sector Futures	03/24/2025	153,920	(1,600)
4	CME Feeder Cattle Future(e)	01/31/2025	526,050	12,412
15	CME Lean Hogs Future(e)	02/17/2025	487,800	(27,160)
7	CME Live Cattle Future(e)	02/17/2025	536,480	15,750
8	CME Live Cattle Future(e)	06/01/2025	606,800	12,390
27	CME South African Rand Currency Future	03/18/2025	709,763	(43,350)
3	COMEX Gold 100 Troy Ounces Future(e)	02/27/2025	792,300	14,220
5	COMEX Silver Future(e)	03/28/2025	731,050	(40,325)
1	E-mini S&P Communication Services Select Sector	03/24/2025	127,700	(5,275)
1	E-mini S&P Real Estate Select Sector Stock Index	03/24/2025	50,313	(1,875)
3	Eurex 10 Year Euro BUND Future	03/07/2025	414,710	(4,566)
27	Eurex 2 Year Euro SCHATZ Future	03/07/2025	2,992,432	(9,447)
9	Eurex 5 Year Euro BOBL Future	03/07/2025	1,098,871	(4,611)
9	Euro-BTP Italian Bond Futures	03/07/2025	1,118,637	(27,334)
40	EUX Short term Euro-BTP Futures	03/07/2025	4,451,259	(19,257)
15	ICE Natural Gas Future(e)	03/07/2025	699,590	4,870

ALPHACENTRIC SYMMETRY STRATEGY FUND (SYMAX, SYMCX, SYMIX)
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

OPEN FUTURES CONTRACTS (Continued)
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(d)	Value and Unrealized Appreciation (Depreciation)
18	KFE 10 Year Treasury Bond Future	03/19/2025	$ 1,425,438	$ (33,209)
53	KFE 3 Year Treasury Bond Future	03/19/2025	3,828,458	(18,800)
16	Montreal Exchange 10 Year Canadian Bond Future	03/21/2025	1,364,522	6,527
121	Montreal Exchange 2 Year Canadian Bond Future	03/21/2025	8,844,668	34,485
3	NYBOT CSC C Coffee Future(e)	03/20/2025	359,719	79,538
4	NYBOT CSC Cocoa Future(e)	03/17/2025	467,000	189,000
28	NYBOT CSC Number 11 World Sugar Future(e)	05/01/2025	559,776	(106,590)
9	NYMEX Light Sweet Crude Oil Future(e)	06/02/2025	631,530	20,580
6	NYMEX NY Harbor ULSD Futures(e)	06/02/2025	561,910	21,866
23	Three Month SONIA Index Futures	06/02/2025	6,888,207	8,233
22	Three Month SONIA Index Futures	12/16/2025	6,597,673	7,164
	TOTAL OPEN LONG FUTURES CONTRACTS			$ 459,163

OPEN FUTURES CONTRACTS
Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount(d)	Value and Unrealized Appreciation (Depreciation)
29	CBOT 2 Year US Treasury Note Future	03/17/2025	$ 5,962,671	$ 5,772
28	CBOT 5 Year US Treasury Note	03/17/2025	2,976,531	24,649
31	CBOT Corn Future(e)	03/17/2025	710,675	(36,225)
13	CBOT Soybean Future(e)	03/17/2025	656,825	(1,437)
22	CBOT Soybean Meal Future(e)	03/17/2025	697,180	(49,530)
26	CBOT Soybean Oil Future(e)	03/17/2025	629,616	53,730
24	CBOT Wheat Future(e)	03/17/2025	661,800	2,000
21	CBOT Wheat Future(e)	05/15/2025	590,625	(5,875)
28	CME Australian Dollar Currency Future	03/18/2025	1,733,200	50,838
84	CME Brazilian Real Currency Future	02/03/2025	1,339,800	9,970
23	CME British Pound Currency Future	03/18/2025	1,797,306	32,888
26	CME Canadian Dollar Currency Future	03/19/2025	1,812,850	23,849
14	CME Euro Foreign Exchange Currency Future	03/18/2025	1,817,988	25,913
22	CME Japanese Yen Currency Future	03/18/2025	1,762,750	60,099
57	CME Mexican Peso Currency Future	03/18/2025	1,346,625	42,300
31	CME New Zealand Dollar Currency Future	03/18/2025	1,735,225	59,740
10	CME Norwegian Krone Currency Future	03/18/2025	1,756,000	37,750
10	CME Swedish Krona Currency Future	03/18/2025	1,815,000	16,050
13	CME Swiss Franc Currency Future	03/18/2025	1,804,238	51,899
8	COMEX Copper Future(e)	03/28/2025	805,300	35,800
2	COMEX Gold 100 Troy Ounces Future(e)	06/27/2025	538,420	5,070
57	Euronext Milling Wheat Future(e)	03/11/2025	700,469	(30,808)
2	French Government Bond Futures	03/07/2025	255,672	5,758
10	ICE Brent Crude Oil Future(e)	03/13/2025	746,400	(16,790)
10	ICE Gas Oil Future(e)	03/13/2025	688,000	(34,500)
19	Long Gilt Future	03/28/2025	2,198,200	62,007
1	NYBOT CSC Number 11 World Sugar Future(e)	03/28/2025	21,571	– (g)
11	NYBOT CTN Number 2 Cotton Future(e)	03/10/2025	376,200	21,610
22	NYMEX Henry Hub Natural Gas Futures(e)	03/27/2025	681,560	(60,410)
19	NYMEX Henry Hub Natural Gas Futures(e)	06/29/2025	633,650	(38,530)
10	NYMEX Light Sweet Crude Oil Future(e)	03/27/2025	712,500	(34,260)

ALPHACENTRIC SYMMETRY STRATEGY FUND (SYMAX, SYMCX, SYMIX)
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

OPEN FUTURES CONTRACTS (Continued)
Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount(d)	Value and Unrealized Appreciation (Depreciation)
8	NYMEX NY Harbor ULSD Futures(e)	03/03/2025	$ 770,919	$ (10,639)
17	NYMEX Platinum Future(e)	04/29/2025	773,925	38,715
9	NYMEX Reformulated Gasoline Blendstock for Oxygen(e)	03/03/2025	767,000	(2,008)
6	NYMEX Reformulated Gasoline Blendstock for Oxygen(e)	06/02/2025	557,474	(18,257)
17	SFE 10 Year Australian Bond Future	03/18/2025	1,187,647	10,248
59	SFE 3 Year Australian Bond Future	03/18/2025	3,876,365	1,391
3	TSE Japanese 10 Year Bond Futures	03/14/2025	2,705,417	7,709
13	Ultra 10-Year US Treasury Note Futures	03/21/2025	1,447,063	33,421
	TOTAL OPEN SHORT FUTURES CONTRACTS			$ 379,907

	TOTAL FUTURES CONTRACTS			$ 839,070

CREDIT DEFAULT SWAPS
Counterparty	Index	Buy/Sell Protection	Fixed Rate Received	Implied Credit Spread	Frequency of Payments	Expiration Date	Notional Amount	Value	Upfront Premiums Paid/ (Received)	Unrealized Apreciation/ (Depreciation)

SOC	Markit CDX North America High Yield Index	Sell	5.00%	311.72%	Quarterly	12/20/2029	$535,000	$ 41,173	$ 36,958	$ 4,215
SOC	Markit CDX North America Investment Grade Index	Sell	1.00%	49.84%	Quarterly	12/20/2029	535,000	11,942	11,564	378
SOC	Markit iTraxx Europe Index(f)	Sell	1.00%	57.65%	Quarterly	12/20/2029	505,500	10,381	10,809	(428)
SOC	Markit iTraxx Europe Crossover Index(f)	Sell	5.00%	313.43%	Quarterly	12/20/2029	505,500	41,092	43,791	(2,699)
		Net Unrealized Appreciation on Swap Contracts							$ 103,122	$ 1,466

ETF	- Exchange-Traded Fund
LTD	- Limited Company
MSCI	- Morgan Stanley Capital International
NV	- Naamioze Vennootschap
PLC	- Public Limited Company
SPDR	- Standard & Poor's Depositary Receipt
SOC	Societe Generale
(a)	Non-income producing security.
(b)	Zero coupon bond.
(c)	Rate disclosed is the seven day effective yield as of December 31, 2024.
(d)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund's futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.
(e)	All or a portion of this investment is a holding of the ACSSF Fund Limited.
(f)	Illiquid security. Total illiquid securities represents 0.0% of net assets as of December 31, 2024.
(g)	Amount represents less than $1.